Dec. 31, 2024
Lazard US Equity Concentrated Portfolio
Lazard US Equity Concentrated Portfolio
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of The Lazard Funds, Inc. (the “Fund”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lazard US Equity Concentrated Portfolio		Institutional	Open	R6
Management Fees	[1]	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		none	0.25%	none
Other Expenses		0.23%	0.21%	0.29%
Total Annual Portfolio Operating Expenses		0.88%	1.11%	0.94%
Fee Waiver and/or Expense Reimbursement	[2]	0.03%	0.01%	0.14%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.85%	1.10%	0.80%
[1]	Restated to reflect current management fees.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2026, to the extent Total Annual Portfolio Operating Expenses exceed .85%, 1.10% and .80% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, and from May 1, 2026 until May 1, 2035, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the expense limitation agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Lazard US Equity Concentrated Portfolio - USD ($)	Institutional	Open	R6
1 Year	$ 87	$ 112	$ 80
3 Years	278	352	286
5 Years	485	611	506
10 Years	$ 1,082	$ 1,351	$ 1,142

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 146% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio invests primarily in equity securities, principally common stocks of US companies of any market capitalization. The Investment Manager, through its bottom-up, fundamental research process, invests in companies it believes have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values. The Portfolio has a concentrated number of investments, typically investing in 15 to 35 companies with market capitalizations generally greater than $350 million. It seeks to outperform broad-based securities market indices, such as the S&P 500® Index, the Russell 1000® Index and the Russell 3000® Index.

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of US companies. The Portfolio may invest up to 20% of its assets in securities of non-US companies.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund. In addition, implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector.

Principal Investment Risks
Risk Table - Lazard US Equity Concentrated Portfolio	Risk [Text Block]
Principal Investment Risks	Principal Investment Risks The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Risk Lose Money [Member]	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Market Risk

Market Risk: The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

Issuer Risk

Issuer Risk: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Value Investing Risk

Value Investing Risk: Value investments are believed by the Investment Manager to be undervalued, but may not realize their perceived value for extended periods of time or may never realize their perceived value. These securities may respond differently to market and other developments than other types of securities.

Small and Mid Cap Companies Risk

Small and Mid Cap Companies Risk: Small and mid cap companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies. The shares of small and mid cap companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when the Investment Manager deems it appropriate.

Large Cap Companies Risk

Large Cap Companies Risk: Investments in large cap companies may underperform other segments of the market when such other segments are in favor or because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Non-US Securities Risk

Non-US Securities Risk: The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Risk Nondiversified Status [Member]

Non-Diversification Risk: The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Sector Risk

Sector Risk: Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular market sector, such as information technology companies, and the Portfolio would be expected to be affected by developments in that sector. Information technology companies generally operate in intensely competitive markets on a worldwide basis. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence.

Securities Selection Risk

Securities Selection Risk: Securities and other investments selected by the Investment Manager for the Portfolio may not perform to expectations. This could result in the Portfolio’s underperformance compared to other funds with similar investment objectives or strategies.

Concentration Risk

Concentration Risk: The Portfolio’s ability to concentrate its investments may be limited by applicable requirements of the Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company.

Performance Bar Chart and Table

The accompanying bar chart and table provide some indication of the risks of investing in Lazard US Equity Concentrated Portfolio by showing the Portfolio’s year-by-year performance and its average annual performance compared to that of a broad measure of market performance. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. Updated performance information is available at

www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Year-by-Year Total Returns for Institutional Shares As of 12/31

Best Quarter:
2020, Q2	16.33%

Worst Quarter:
2020, Q1	-20.37%

Average Annual Total Returns (for the periods ended December 31, 2024)

After-tax returns are shown only for Institutional Shares. After-tax returns of the Portfolio’s other share classes will vary. After-tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Lazard US Equity Concentrated Portfolio	Label	1 Year	5 Years	10 Years	Inception Date
Institutional		10.68%	7.21%	8.80%	Sep. 30, 2005
Institutional | After Taxes on Distributions		(6.84%)	(0.43%)	4.17%
Institutional | After Taxes on Distributions and Sales		15.62%	4.87%	6.51%
Open		10.38%	6.93%	8.51%	Sep. 30, 2005
R6		12.47%	7.62%		Nov. 15, 2016
S&P 500 Index	S&P 500 Index	25.02%	14.53%	13.10%